SCHEDULE OF LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS BY LEVEL WITHIN FAIR VALUE HIERARCHY (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Provision for post-employment benefit	$ 115,393	$ 68,701
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Provision for post-employment benefit	115,393	68,701
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Provision for post-employment benefit
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Provision for post-employment benefit